Summary of Significant Accounting Policies - Foreign Currency Transactions and convenience translation & VAT (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Foreign currency transactions and translations
Cash, cash equivalents and restricted cash	¥ 21,740	¥ 23,310
Convenience translation
Convenience translation calculated at the rate of US$1.00	6.9931
Minimum
Value added taxes
Rate of VAT levied on PRC subsidiaries of the company (as a percent)	0.00%
Maximum
Value added taxes
Rate of VAT levied on PRC subsidiaries of the company (as a percent)	13.00%